Administrative, operative, and project expenses (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Administrative, operative, and project expenses
Total administrative expenses		$ (4,335,695)	$ (3,342,069)	$ (3,373,150)
Exploration costs	[1]	(1,512,385)	(960,247)	(689,204)
Total operations and project expenses		(4,743,628)	(3,153,557)	(2,586,016)
Administrative expenses
Administrative, operative, and project expenses
General expenses		(2,040,773)	(1,638,129)	(1,424,348)
Labor expenses		(1,663,464)	(1,264,319)	(1,658,613)
Taxes		(57,944)	(52,889)	(60,397)
Depreciation and amortization		(573,514)	(386,732)	(229,792)
Operations and project expenses
Administrative, operative, and project expenses
Labor expenses		(363,838)	(312,791)	(309,972)
Taxes		(781,181)	(515,848)	(428,608)
Depreciation and amortization		(145,106)	(174,311)	(94,723)
Exploration costs		(1,512,268)	(959,562)	(689,087)
Commissions fees freights and services		(1,326,184)	(686,156)	(656,432)
Fee for regulatory entities		(192,094)	(139,158)	(142,695)
Maintenance		(162,383)	(156,412)	(78,181)
Others		$ (260,574)	$ (209,319)	$ (186,318)

[1]	Exploration expenses include the costs of geological and geophysical activities, as well as the non–productive exploratory wells.